Financial assets at amortised cost - Loans and advances to banks (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Allowance for impairment losses	£ (3,511)	£ (3,362)
Total loans and advances to banks	8,374	6,283
Loans and Advances to Banks [Member]
Disclosure of financial assets [line items]
Balance	6,285	4,247
Exchange and other adjustments	(25)	(28)
Additions (repayments)	2,117	2,066
Balance	8,377	6,285
Allowance for impairment losses	(3)	(2)
Total loans and advances to banks	8,374	6,283
Stage 1
Disclosure of financial assets [line items]
Allowance for impairment losses	(713)	(650)
Stage 1 | Loans and Advances to Banks [Member]
Disclosure of financial assets [line items]
Balance	6,282	4,245
Exchange and other adjustments	(23)	(29)
Additions (repayments)	2,113	2,066
Balance	8,362	6,282
Allowance for impairment losses	(3)	(2)
Total loans and advances to banks	8,359	6,280
Stage 1 | Stage 2 | Loans and Advances to Banks [Member]
Disclosure of financial assets [line items]
Transfer	(10)
Stage 2
Disclosure of financial assets [line items]
Allowance for impairment losses	(1,032)	(1,058)
Stage 2 | Loans and Advances to Banks [Member]
Disclosure of financial assets [line items]
Balance	3	2
Exchange and other adjustments	(2)	1
Additions (repayments)	4
Balance	15	3
Total loans and advances to banks	15	3
Stage 2 | Stage 2 | Loans and Advances to Banks [Member]
Disclosure of financial assets [line items]
Transfer	10
Stage 3
Disclosure of financial assets [line items]
Allowance for impairment losses	(1,585)	(1,576)
Purchased Or Originated Credit Impairment [Member]
Disclosure of financial assets [line items]
Allowance for impairment losses	£ (181)	£ (78)